PERPETUAL CARE TRUSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Reconciliation of Trust Activities

A reconciliation of the Partnership’s merchandise trust activities for the nine months ended September 30, 2019 and 2018 is presented below (in thousands):

	Nine months ended September 30,
	2019	2018
Balance—beginning of period	$488,248	$515,456
Contributions	40,440	49,762
Distributions	(45,256)	(53,321)
Interest and dividends	22,537	20,486
Capital gain distributions	363	405
Realized gains and losses, net	2,063	(258)
Other than temporary impairment	(2,816)	(11,977)
Taxes	(655)	(337)
Fees	(3,206)	(3,049)
Unrealized change in fair value	17,811	2,860
Balance—end of period	$519,529	$520,027

Cost and Market Value Associated with Assets Held in Trusts

The cost and market value associated with the assets held in the merchandise trusts as of September 30, 2019 and December 31, 2018 were as follows (in thousands):

September 30, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$182,560	$—	$—	$182,560
Fixed maturities:
U.S. governmental securities	2	488	10	(95)	403
Corporate debt securities	2	816	13	(116)	713
Total fixed maturities		1,304	23	(211)	1,116
Mutual funds—debt securities	1	117,566	4,937	(79)	122,424
Mutual funds—equity securities	1	47,346	3,035	(1)	50,380
Other investment funds(1)		130,952	2,410	(2,524)	130,838
Equity securities	1	13,293	1,175	(4)	14,464
Other invested assets	2	8,403	16	—	8,419
Total investments		$501,424	$11,596	$(2,819)	$510,201
West Virginia Trust Receivable		9,328	—	—	9,328
Total		$510,752	$11,596	$(2,819)	$519,529
(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of September 30, 2019, there were $63.3 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$16,903	$—	$—	$16,903
Fixed maturities:
U.S. governmental securities	2	392	—	(147)	245
Corporate debt securities	2	1,311	29	(328)	1,012
Total fixed maturities		1,703	29	(475)	1,257
Mutual funds—debt securities	1	187,840	262	(2,645)	185,457
Mutual funds—equity securities	1	45,023	110	(18)	45,115
Other investment funds(1)		210,655	388	(7,784)	203,259
Equity securities	1	18,097	1,327	(213)	19,211
Other invested assets	2	8,398	2	(17)	8,383
Total investments		$488,619	$2,118	$(11,152)	$479,585
West Virginia Trust Receivable		8,663	—	—	8,663
Total		$497,282	$2,118	$(11,152)	$488,248

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of two to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018, there were $71.0 million in unfunded investment commitments to the private credit funds, which are callable at any time
Contractual Maturities of Debt Securities Held in Trusts

The contractual maturities of debt securities as of September 30, 2019 and December 31, 2018 were as follows below (in thousands):

September 30, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$112	$30	$246	$16
Corporate debt securities	96	598	18	—
Total fixed maturities	$208	$628	$264	$16

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$137	$108	$—
Corporate debt securities	68	873	55	16
Total fixed maturities	$68	$1,010	$163	$16

Aging of Unrealized Losses on Investments in Fixed Maturities and Equity Securities Held in Trusts

An aging of unrealized losses on the Partnership’s investments in debt and equity securities within the merchandise trusts as of September 30, 2019 and December 31, 2018 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
September 30, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$110	$—	$397	$95	$507	$95
Corporate debt securities	75	6	424	110	499	116
Total fixed maturities	185	6	821	205	1,006	211
Mutual funds—debt securities	15,178	79	—	—	15,178	79
Mutual funds—equity securities	242	1	—	—	242	1
Other investment funds	69,464	2,524	—	—	69,464	2,524
Equity securities	5	4	—	—	5	4
Other invested assets	—	—	—	—	—	—
Total	$85,074	$2,614	$821	$205	$85,895	$2,819

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$243	$147	$243	$147
Corporate debt securities	103	2	549	326	652	328
Total fixed maturities	103	2	792	473	895	475
Mutual funds—debt securities	46,005	2,011	1,195	634	47,200	2,645
Mutual funds—equity securities	131	18	—	—	131	18
Other investment funds	169,929	7,784	—	—	169,929	7,784
Equity securities	—	—	597	213	597	213
Other invested assets	—	4	790	13	790	17
Total	$216,168	$9,819	$3,374	$1,333	$219,542	$11,152

Variable Interest Entity, Primary Beneficiary | Perpetual care trusts
Schedule Of Available For Sale Securities [Line Items]
Reconciliation of Trust Activities

A reconciliation of the Partnership’s perpetual care trust activities for the nine months ended September 30, 2019 and 2018 is presented below (in thousands):

	Nine months ended September 30,
	2019	2018
Balance—beginning of period	$330,562	$339,928
Contributions	5,520	10,795
Distributions	(16,709)	(13,790)
Interest and dividends	15,621	17,416
Capital gain distributions	1,134	612
Realized gains and losses, net	2,303	353
Other than temporary impairment	(1,297)	(7,449)
Taxes	(634)	(292)
Fees	(2,388)	(4,087)
Unrealized change in fair value	8,916	1,536
Balance—end of period	$343,028	$345,022

A reconciliation of the Partnership’s perpetual care trust activities for the years ended December 31, 2018 and 2017 is presented below (in thousands):

	Years Ended December 31,
	2018	2017
Balance—beginning of period	$339,928	$333,780
Contributions	13,162	9,505
Distributions	(18,390)	(17,491)
Interest and dividends	22,198	17,978
Capital gain distributions	808	708
Realized gains and losses, net	473	1,061
Other than temporary impairment	(18,038)	—
Taxes	(237)	(252)
Fees	(4,412)	(2,280)
Unrealized change in fair value	(4,930)	(3,081)
Balance—end of period	$330,562	$339,928

Cost and Market Value Associated with Assets Held in Trusts

The cost and market value associated with the assets held in the perpetual care trusts as of September 30, 2019 and December 31, 2018 were as follows (in thousands):

September 30, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$87,453	$—	$—	$87,453
Fixed maturities:
U.S. governmental securities	2	1,081	44	(54)	1,071
Corporate debt securities	2	2,025	21	(145)	1,901
Total fixed maturities		3,106	65	(199)	2,972
Mutual funds—debt securities	1	70,425	2,730	(59)	73,096
Mutual funds—equity securities	1	16,685	1,528	(18)	18,195
Other investment funds(1)		143,050	7,143	(5,024)	145,169
Equity securities	1	14,968	1,177	(18)	16,127
Other invested assets	2	16	—	—	16
Total investments		$335,703	$12,643	$(5,318)	$343,028

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of September 30, 2019 there were $41.2 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$12,835	$—	$—	$12,835
Fixed maturities:
U.S. governmental securities	2	960	4	(121)	843
Corporate debt securities	2	4,883	161	(321)	4,723
Total fixed maturities		5,843	165	(442)	5,566
Mutual funds—debt securities	1	108,451	227	(837)	107,841
Mutual funds—equity securities	1	19,660	304	(142)	19,822
Other investment funds(1)		165,284	3,039	(4,607)	163,716
Equity securities	1	20,025	826	(145)	20,706
Other invested assets	2	56	20	—	76
Total investments		$332,154	$4,581	$(6,173)	$330,562

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from two to eight years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018 there were $94.5 million in unfunded investment commitments to the private credit funds, which are callable at any time.

The cost and market value associated with the assets held in the perpetual care trusts as of December 31, 2018 and 2017 were as follows (in thousands):

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$12,835	$—	$—	$12,835
Fixed maturities:
U.S. governmental securities	2	960	4	(121)	843
Corporate debt securities	2	4,883	161	(321)	4,723
Total fixed maturities		5,843	165	(442)	5,566
Mutual funds—debt securities	1	108,451	227	(837)	107,841
Mutual funds—equity securities	1	19,660	304	(142)	19,822
Other investment funds (1)		165,284	3,039	(4,607)	163,716
Equity securities	1	20,025	826	(145)	20,706
Other invested assets	2	56	20	—	76
Total investments		$332,154	$4,581	$(6,173)	$330,562

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from two to eight years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018 there were $94.5 million in unfunded commitments to the private credit funds, which are callable at any time.

December 31, 2017	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$9,456	$—	$—	$9,456
Fixed maturities:
U.S. governmental securities	2	506	4	(46)	464
Corporate debt securities	2	5,365	148	(191)	5,322
Total fixed maturities		5,871	152	(237)	5,786
Mutual funds—debt securities	1	141,511	1,974	(712)	142,773
Mutual funds—equity securities	1	32,707	1,757	(1,771)	32,693
Other investment funds (1)		124,722	2,630	(533)	126,819
Equity securities	1	22,076	1,648	(1,570)	22,154
Other invested assets	2	247	—	—	247
Total investments		$336,590	$8,161	$(4,823)	$339,928

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 90 days, and private credit funds, which have lockup periods ranging from four to ten years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2017 there were $92.2 million in unfunded commitments to the private credit funds, which are callable at any time.

Contractual Maturities of Debt Securities Held in Trusts

The contractual maturities of debt securities as of September 30, 2019 and December 31, 2018, were as follows below (in thousands):

September 30, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$60	$70	$821	$119
Corporate debt securities	203	1,536	163	—
Total fixed maturities	$263	$1,606	$984	$119

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$416	$395	$32
Corporate debt securities	705	3,702	265	51
Total fixed maturities	$705	$4,118	$660	$83

The contractual maturities of debt securities as of December 31, 2018 and 2017, were as follows below (in thousands):

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$416	$395	$32
Corporate debt securities	705	3,702	265	51
Total fixed maturities	$705	$4,118	$660	$83

December 31, 2017	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$263	$163	$38
Corporate debt securities	708	4,280	338	97
Total fixed maturities	$708	$4,543	$501	$135

Aging of Unrealized Losses on Investments in Fixed Maturities and Equity Securities Held in Trusts

An aging of unrealized losses on the Partnership’s investments in debt and equity securities within the perpetual care trusts as of September 30, 2019 and December 31, 2018 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
September 30, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$1,021	$54	$1,021	$54
Corporate debt securities	76	45	1,889	100	1,965	145
Total fixed maturities	76	45	2,910	154	2,986	199
Mutual funds—debt securities	11,348	59	3	—	11,351	59
Mutual funds—equity securities	505	18	—	—	505	18
Other investment funds	67,147	5,024	—	—	67,147	5,024
Equity securities	176	18	—	—	176	18
Total	$79,252	$5,164	$2,913	$154	$82,165	$5,318

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$790	$121	$790	$121
Corporate debt securities	405	15	2,902	306	3,307	321
Total fixed maturities	405	15	3,692	427	4,097	442
Mutual funds—debt securities	21,867	591	2,814	246	24,681	837
Mutual funds—equity securities	1,382	141	—	1	1,382	142
Other investment funds	101,536	4,607	—	—	101,536	4,607
Equity securities	241	16	583	129	824	145
Total	$125,431	$5,370	$7,089	$803	$132,520	$6,173

An aging of unrealized losses on the Partnership’s investments in debt and equity securities within the perpetual care trusts as of December 31, 2018 and 2017 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$790	$121	$790	$121
Corporate debt securities	405	15	2,902	306	3,307	321
Total fixed maturities	405	15	3,692	427	4,097	442
Mutual funds—debt securities	21,867	591	2,814	246	24,681	837
Mutual funds—equity securities	1,382	141	—	1	1,382	142
Other investment funds	101,536	4,607	—	—	101,536	4,607
Equity securities	241	16	583	129	824	145
Total	$125,431	$5,370	$7,089	$803	$132,520	$6,173

	Less than 12 months		12 months or more		Total
December 31, 2017	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$399	$46	$399	$46
Corporate debt securities	994	20	2,271	171	3,265	191
Total fixed maturities	994	20	2,670	217	3,664	237
Mutual funds—debt securities	37,090	289	12,793	423	49,883	712
Mutual funds—equity securities	16,668	1,754	36	17	16,704	1,771
Other investment funds	42,606	533	—	—	42,606	533
Equity securities	9,516	1,510	112	60	9,628	1,570
Total	$106,874	$4,106	$15,611	$717	$122,485	$4,823